Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2023
Commitments And Contingencies [Abstract]
Schedule of Operating Commitments
Operating expenditures contracted for at the end of the reporting period but not yet incurred are as follows:

Year ended	March 31, 2023
Technology licenses, infrastructure and other	Total
2024	9,176
2025	3,299
2026	1,355
2027	1,367
Thereafter	4,119
19,316